Segment Disclosure	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment Disclosure	Segment Disclosure
Operating segments are determined by the way information is reported and used by the Company's Chief Operating Decision Maker ("CODM") to review operating performance. The Company monitors the operating results of its operating segments independently for the purpose of making decisions about resource allocation and performance assessment.

For the year ended December 31, 2024, the Company’s reporting segments include its three operating mines in Brazil, the Caraíba Operations, the Tucumã Operation, and the Xavantina Operations, and its corporate head office in Canada. Significant information relating to the Company's reportable segments is summarized in the tables below:

Year ended December 31, 2024	Caraíba (Brazil)	Xavantina (Brazil)	Tucumã (Brazil)	Corporate and Other	Consolidated

Revenue	$311,777	$127,303	$31,179	$—	$470,259

Cost of production	(158,006)	(30,055)	(4,805)	—	(192,866)
Depreciation and depletion	(65,194)	(20,390)	(149)	—	(85,733)
Sales expense	(7,443)	(1,969)	(1,695)	—	(11,107)
Cost of sales	(230,643)	(52,414)	(6,649)	—	(289,706)

Gross profit	81,134	74,889	24,530	—	180,553

Expenses
General and administrative	(26,044)	(6,545)	(2,172)	(14,837)	(49,598)
Share-based compensation	—	—	—	(9,983)	(9,983)
Write-down of exploration and evaluation asset	(1,299)	—	—	(10,752)	(12,051)
Finance income	2,498	654	70	1,078	4,300
Finance expenses	(12,259)	(3,565)	(369)	(896)	(17,089)
Foreign exchange (loss) gain	(165,488)	(112)	229	363	(165,008)
Other (expenses) income	(5,463)	66	(768)	(400)	(6,565)
(Loss) income before taxes	(126,921)	65,387	21,520	(35,427)	(75,441)
Current tax expense	(1,287)	(11,271)	—	(5,104)	(17,662)
Deferred tax recovery (expense)	25,461	(148)	—	—	25,313
Net (loss) income	$(102,747)	$53,968	$21,520	$(40,531)	$(67,790)

Capital expenditures(1)	165,681	24,625	126,782	7,847	324,935

Assets
Current	$65,116	$12,691	$16,600	$47,383	141,790
Non-current	818,324	85,013	400,889	12,012	1,316,238
Total Assets	$883,440	$97,704	$417,489	$59,395	$1,458,028
Total Liabilities	$166,730	$85,448	$40,174	$574,602	866,954

(1)     Capital expenditures include additions to mineral properties, plant and equipment and additions to exploration and evaluation asset, net of non-cash additions such as change in estimates to mine closure costs, capitalized depreciation expense, capitalized borrowing costs, and additions of right-of-use assets.

During the year ended December 31, 2024, the Company had six significant customers (December 31, 2023 - six), including four copper customers (December 31, 2023 - four) and two gold customers (December 31, 2023 - two).

Year ended December 31, 2023	Caraíba (Brazil)	Xavantina (Brazil)	Tucumã (Brazil)	Corporate and Other	Consolidated

Revenue	$320,603	$106,877	$—	$—	$427,480

Cost of production	(153,187)	(25,209)	—	—	(178,396)
Depreciation and depletion	(62,032)	(19,489)	—	—	(81,521)
Sales expense	(8,953)	(1,765)	—	—	(10,718)
Cost of sales	(224,172)	(46,463)	—	—	(270,635)

Gross profit	96,431	60,414	—	—	156,845

Expenses
General and administrative	(31,128)	(6,550)	—	(14,751)	(52,429)
Share-based compensation	—	—	—	(9,218)	(9,218)
Finance income	5,543	630	—	6,292	12,465
Finance expenses	(10,143)	(4,431)	—	(11,248)	(25,822)
Foreign exchange gain (loss)	34,737	—	—	(125)	34,612
Other (expenses) income	(4,147)	111	—	(66)	(4,102)
Income (loss) before taxes	91,293	50,174	—	(29,116)	112,351
Current tax expense	(1,796)	(7,446)	—	(6,750)	(15,992)
Deferred tax (expense) recovery	(2,618)	563	—	—	(2,055)
Net income (loss)	$86,879	$43,291	$—	$(35,866)	$94,304

Capital expenditures(1)	249,166	27,567	205,506	7,262	489,501

Assets
Current	$79,463	$23,736	$2,016	$94,272	199,487
Non-current	883,712	96,140	315,144	17,205	1,312,201
Total Assets	$963,175	$119,876	$317,160	$111,477	$1,511,688
Total Liabilities	$138,497	$101,095	$30,943	$431,822	702,357

(1)     Capital expenditures include additions to mineral properties, plant and equipment and additions to exploration and evaluation asset, net of non-cash additions such as change in estimates to mine closure costs, capitalized depreciation expense, capitalized borrowing costs, and additions of right-of-use assets.